Basis of Presentation	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Basis of Presentation
1.	Basis of Presentation

The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay LNG Partners L.P., which is a limited partnership formed under the laws of the Republic of The Marshall Islands, and its wholly owned or controlled subsidiaries (collectively, the Partnership). The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these interim financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2013, which are included in the Partnership’s Annual Report on Form 20-F for the year ended December 31, 2013, filed with the SEC on April 29, 2014. In the opinion of management of Teekay GP L.L.C., the general partner of the Partnership (or the General Partner), these interim unaudited consolidated financial statements reflect all adjustments consisting solely of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership’s consolidated financial position, results of operations, changes in total equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year. Significant intercompany balances and transactions have been eliminated upon consolidation. In addition, certain of the comparative figures have been reclassified to conform to the presentation adopted in the current period relating to in-process revenue contracts of $1.1 million and $3.7 million reclassified from unearned revenue and other long-term liabilities, respectively, to current portion of in-process contracts and in-process contracts, respectively, in the Partnership’s consolidated balance sheets.